SCHEDULE OF ACTIVITY OF CONTRACT LIABILITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Balance at beginning of year	$ 104,660
Deposits received	2,519,702	104,660
Revenue recognized	(590,511)
Exchange difference	4,582
Balance at end of year	$ 2,038,433	$ 104,660